Cash and cash equivalents - Restricted deposits and Bank deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted deposits and bank deposits
Restricted deposits	$ 1,305	$ 941
Restricted deposits, current	537	60
Restricted deposits, non-current	768	881
Unrestricted bank deposits	$ 440,790	$ 541,967
Bottom of Range
Restricted deposits and bank deposits
Annual interest rate	0.01%
Annual fixed interest rate	4.50%
Top of Range
Restricted deposits and bank deposits
Annual interest rate	4.56%
Annual fixed interest rate	6.25%
Lease
Restricted deposits and bank deposits
Restricted deposits	$ 757
Advance payment guarantee issued for customers
Restricted deposits and bank deposits
Restricted deposits	488
Restricted deposits, current	477
Restricted deposits, non-current	11
Credit cards
Restricted deposits and bank deposits
Restricted deposits, non-current	$ 60